Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2022	Jan. 31, 2023	Jan. 31, 2022
Income Statement [Abstract]
Revenues
Expenses:
Geological and geophysical costs	112,104	31,659	125,792	69,165	84,472	84,252
Salaries and benefits	55,737	43,169	152,419	127,919	172,123	147,249
Professional services	33,904	41,120	121,437	139,091	173,636	197,517
General and administrative	49,422	135,639	127,851	358,655	405,840	88,742
Net operating expenses	251,167	251,587	527,499	694,830	836,071	517,760
Loss from operations	(251,167)	(251,587)	(527,499)	(694,830)	(836,071)	(517,760)
Other income (expense):
Interest expense	(88,680)	(73,733)	(209,984)	(205,524)	(245,156)	(147,199)
Other income	1,126	283	2,365	283	1,065
Gain on forgiveness of SBA loan				32,851	32,851
Gain on settlement of debt				998,284	998,284
Gain on disposal of fixed asset		5,000		5,000	5,000
Gain on change in fair value of derivative liability	86,112	190,152	160,551	490,849	609,622	226,278
Total other income (expense), net	(1,442)	121,702	(47,068)	1,321,743	1,401,666	79,079
Net income (loss)	$ (252,609)	$ (129,885)	$ (574,567)	$ 626,913	$ 565,595	$ (438,681)
Net income (loss) per share of common stock - basic	$ (0.01)	$ (0.01)	$ (0.02)	$ 0.04	$ 0.04	$ (0.04)
Net income (loss) per share of common stock - diluted	$ (0.01)	$ (0.01)	$ (0.02)	$ 0.04	$ 0.04	$ (0.04)
Weighted average shares outstanding - basic	32,289,211	16,505,728	24,676,301	14,748,380	15,558,746	10,647,908
Weighted average shares outstanding - diluted	32,289,211	16,505,728	24,676,301	15,236,192	15,916,651	10,647,908